Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock-based Compensation Expense Related to Stock Options

The following table summarizes stock-based compensation expense related to stock options, restricted stock awards (RSAs) granted to employees, non-employee directors and consultants, and the 2019 Employee Stock Purchase Plan (the 2019 ESPP) included in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Research and development	$40	$175
Selling and marketing	57	163
General and administrative	320	729
Total	$417	$1,067

The following table summarizes stock-based compensation expense related to stock options, restricted stock awards (RSAs) and RSUs granted to employees, non-employee directors and consultants, and the 2019 ESPP (as defined below) included in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2022	2021
Research and development	$553	$1,357
Selling and marketing	497	1,870
General and administrative	2,263	5,671
Total	$3,313	$8,898

Schedule of Stock Option Information

The following table summarizes share option activity for the year ended December 31, 2022:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	5,666	$10,007.50	6.8	$—
Granted	2,104	$805.00
Exercised	—	$—
Cancelled	(2,098)	$6,851.25
Outstanding as of December 31, 2022	5,672	$7,761.25	5.1	$—
Options expected to vest as of December 31, 2022	5,672	$7,761.25	5.1	$—
Options vested and exercisable as of December 31, 2022	3,988	$10,058.75	4.3	$—

The following table summarizes certain information regarding stock options for the years ended December 31, 2022 and 2021 (in thousands, except per share data):

	2022	2021
Weighted average grant date fair value per share of options granted during the period	$645.00	$272.50
Cash received from options exercised during the period	$—	$—
Intrinsic value of options exercised during the period	$—	$—

Schedule of Weighted-Average Assumptions Rate

The fair value of noncash stock-based compensation for stock options granted to employees and non-employees was estimated on the date of grant using the Black-Scholes option pricing model based on the following weighted-average assumptions for options granted for the periods indicated.

	Years Ended December 31,
	2022	2021
Expected volatility	102.5%	101.1%
Risk-free interest rate	2.0%	0.7%
Expected dividend yield	—%	—%
Expected term (years)	6.0	5.9

Schedule of Restricted Stock Awards

The following table summarizes RSAs activity for the year ended December 31, 2022:

	Shares (RSAs)	Weighted Average Fair Value per Share
Unvested as of December 31, 2021	—	$—
Granted	1,258	$917.50
Forfeited	(1,258)	$917.50
Released	—	$—
Unvested as of December 31, 2022	—	$—

Employee Stock Purchase Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted-Average Assumptions Rate
	Years Ended December 31,
	2022	2021
Expected volatility	177.2%	83.9%
Risk-free interest rate	2.3%	0.1%
Expected dividend yield	—%	—%
Expected term (years)	0.5	0.5